Loans	12 Months Ended
Dec. 31, 2022
Loans
Loans

(3) Loans

Major classifications of loans at December 31, 2022 and 2021 are summarized as follows:

(Dollars in thousands)
	December 31, 2022	December 31, 2021
Real estate loans:
Construction and land development	$114,446	95,760
Single-family residential	322,262	266,111
Single-family residential - Banco de la Gente non-traditional	20,019	23,147
Commercial	406,750	337,841
Multifamily and farmland	65,562	58,366
Total real estate loans	929,039	781,225

Loans not secured by real estate:
Commercial loans	81,307	91,172
Farm loans	938	796
Consumer loans	6,834	6,436
All other loans	14,490	5,240

Total loans	1,032,608	884,869

Less allowance for loan losses	(10,494)	(9,355)

Total net loans	$1,022,114	875,514

The above table includes deferred costs, net of deferred fees, totaling $909,000 at December 31, 2022.  The above table includes deferred costs, net of deferred fees, totaling $198,000 at December 31, 2021 including $945,000 in deferred PPP loan fees.

The Bank makes loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Wake, Rowan and Forsyth counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

•

Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral.

•	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

•

Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over the loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property.

•

Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business.

•	Multifamily and farmland loans – Decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

Loans are considered past due if the required principal and interest payments have not been received within 30 days of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Generally, a loan is placed on non-accrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

On March 27, 2020, President Trump signed the CARES Act, which established a $2 trillion economic stimulus package, including cash payments to individuals, supplemental unemployment insurance benefits and a $349 billion loan program administered through the PPP. Under the PPP, small businesses, sole proprietorships, independent contractors and self-employed individuals were able to apply for loans from existing SBA lenders and other approved regulated lenders, subject to certain limitations and eligibility criteria. A second round of PPP funding provided a total of $320 billion additional funding for the PPP.  The Bank participated as a lender in the PPP.  Total PPP loans originated during the years ended December 31, 2020 and 2021 amounted to $128.1 million.  The outstanding balance of PPP loans was $103,000 and $18.0 million at December 31, 2022 and 2021, respectively.  These loans are classified as commercial loans in the tables above.  The Bank recognized $948,000 and $3.4 million of PPP loan fee income for the year ended December 31, 2022 and year ended December, 2021, respectively.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2022 and 2021:

December 31, 2022
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$363	-	363	114,083	114,446	-
Single-family residential	4,318	256	4,574	317,688	322,262	-
Single-family residential - Banco de la Gente non-traditional	2,977	264	3,241	16,778	20,019	-
Commercial	306	-	306	406,444	406,750	-
Multifamily and farmland	-	-	-	65,562	65,562	-
Total real estate loans	7,964	520	8,484	920,555	929,039	-

Loans not secured by real estate:
Commercial loans	3	-	3	81,304	81,307	-
Farm loans	-	-	-	938	938	-
Consumer loans	71	-	71	6,763	6,834	-
All other loans	-	-	-	14,490	14,490	-
Total loans	$8,038	520	8,558	1,024,050	1,032,608	-

December 31, 2021
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$-	-	-	95,760	95,760	-
Single-family residential	2,323	634	2,957	263,154	266,111	-
Single-family residential - Banco de la Gente non-traditional	2,593	112	2,705	20,442	23,147	-
Commercial	488	-	488	337,353	337,841	-
Multifamily and farmland	-	-	-	58,366	58,366	-
Total real estate loans	5,404	746	6,150	775,075	781,225	-

Loans not secured by real estate:
Commercial loans	43	-	43	91,129	91,172	-
Farm loans	-	-	-	796	796	-
Consumer loans	38	-	38	6,398	6,436	-
All other loans	-	-	-	5,240	5,240	-
Total loans	$5,485	746	6,231	878,638	884,869	-

The following table presents the Bank’s non-accrual loans as of December 31, 2022 and 2021:

(Dollars in thousands)
	December 31, 2022	December 31, 2021
Real estate loans:
Construction and land development	$53	-
Single-family residential	1,914	1,642
Single-family residential - Banco de la Gente non-traditional	1,532	1,232
Commercial	129	200
Multifamily and farmland	91	105
Total real estate loans	3,719	3,179

Loans not secured by real estate:
Commercial loans	-	49
Consumer loans	9	2
Total	$3,728	3,230

At the end of each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers who also perform appraisals for third parties.  Factors, including the assumptions and techniques utilized by the appraiser, are considered by management in determining the fair value of collateral.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.  An allowance for each impaired loan that is not collateral dependent is calculated based on the present value of projected cash flows.  If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses.  Impaired loans under $250,000 are not individually evaluated for impairment with the exception of the Bank’s Troubled Debt Restructurings (“TDR loans”) in the residential mortgage loan portfolio, which are individually evaluated for impairment.  Impaired loans collectively evaluated for impairment totaled $4.9 million and $5.3 million at December 31, 2022 and 2021, respectively.  Accruing impaired loans were $15.4 and $18.3 million at December 31, 2022 and December 31, 2021, respectively.  Interest income recognized on accruing impaired loans was $862,000 and $1.0 million for the years ended December 31, 2022 and 2021, respectively.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2022, 2021 and 2020:

December 31, 2022
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$110	-	110	110	2	75	8
Single-family residential	3,912	236	3,300	3,536	60	5,194	194
Single-family residential - Banco de la Gente non-traditional	10,441	-	9,748	9,748	611	8,757	552
Commercial	1,785	421	1,346	1,767	9	1,916	93
Multifamily and farmland	104	-	91	91	-	96	5
Total impaired real estate loans	16,352	657	14,595	15,252	682	16,038	852

Loans not secured by real estate:
Commercial loans	116	-	116	116	1	137	8
Consumer loans	11	-	9	9	-	15	2
Total impaired loans	$16,479	657	14,720	15,377	683	16,190	862

December 31, 2021
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$73	-	73	73	3	82	6
Single-family residential	5,138	524	4,374	4,898	86	6,017	253
Single-family residential - Banco de la Gente non-traditional	11,753	-	10,922	10,922	687	10,325	609
Commercial	2,138	435	1,608	2,043	11	2,385	109
Multifamily and farmland	113	-	105	105	-	110	6
Total impaired real estate loans	19,215	959	17,082	18,041	787	18,919	983

Loans not secured by real estate:
Commercial loans	282	49	170	219	2	271	19
Consumer loans	8	-	4	4	-	11	1
Total impaired loans	$19,505	1,008	17,256	18,264	789	19,201	1,003

December 31, 2020
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$108	-	108	108	4	134	8
Single-family residential	5,302	379	4,466	4,845	33	4,741	262
Single-family residential - Banco de la Gente non-traditional	13,417	-	12,753	12,753	862	13,380	798
Commercial	2,999	1,082	1,891	2,973	14	2,940	139
Multifamily and farmland	119	-	117	117	-	29	6
Total impaired real estate loans	21,945	1,461	19,335	20,796	913	21,224	1,213

Loans not secured by real estate:
Commercial loans	515	211	244	455	5	564	32
Consumer loans	41	-	37	37	1	60	5
Total impaired loans	$22,501	1,672	19,616	21,288	919	21,848	1,250

The fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis at December 31, 2022 and 2021 are presented below.  The Bank’s valuation methodology is discussed in Note 16.

(Dollars in thousands)
	Fair Value Measurements December 31, 2022	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$211	-	-	211
Impaired loans	$14,694	-	-	14,694

(Dollars in thousands)
	Fair Value Measurements December 31, 2021	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$3,637	-	-	3,637
Impaired loans	$17,475	-	-	17,475

	Fair Value December 31, 2022	Fair Value December 31, 2021	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$211	$3,637	Rate lock commitment	N/A	N/A
Impaired loans	$14,694	$17,475	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%

The following table presents changes in the allowance for loan losses for the year ended December 31, 2022.  PPP loans are excluded from the allowance for loan losses as PPP loans are 100 percent guaranteed by the SBA.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2022
Allowance for loan losses:
Beginning balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355
Charge-offs	-	(128)	-	-	-	(33)	-	(591)	-	(752)
Recoveries	-	229	-	9	-	72	-	109	-	419
Provision	222	208	(101)	964	14	(93)	-	586	(328)	1,472
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Allowance for loan losses December 31, 2022
Ending balance: individually evaluated for impairment	$-	36	597	6	-	-	-	-	-	639
Ending balance: collectively evaluated for impairment	1,415	2,286	166	3,201	164	657	-	214	1,752	9,855
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Loans at December 31, 2022
Ending balance	$114,446	322,262	20,019	406,750	65,562	81,307	938	21,324	-	1,032,608

Ending balance: individually evaluated for impairment	$-	537	8,555	1,388	-	-	-	-	-	10,480
Ending balance: collectively evaluated for impairment	$114,446	321,725	11,464	405,362	65,562	81,307	938	21,324	-	1,022,128

Changes in the allowance for loan losses for the year ended December 31, 2021 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2021
Allowance for loan losses:
Beginning balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908
Charge-offs	-	(89)	-	-	-	(293)	-	(380)	-	(762)
Recoveries	121	271	-	52	3	786	-	139	-	1,372
Provision	(124)	(12)	(188)	(30)	25	(1,127)	-	223	70	(1,163)
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Allowance for loan losses December 31, 2021
Ending balance: individually evaluated for impairment	$1	57	672	7	-	-	-	-	-	737
Ending balance: collectively evaluated for impairment	1,192	1,956	192	2,227	150	711	-	110	2,080	8,618
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Loans at December 31, 2021
Ending balance	$95,760	266,111	23,147	337,841	58,366	91,172	796	11,676	-	884,869

Ending balance: individually evaluated for impairment	$6	1,633	9,795	1,437	-	49	-	-	-	12,920
Ending balance: collectively evaluated for impairment	$95,754	264,478	13,352	336,404	58,366	91,123	796	11,676	-	871,949

Changes in the allowance for loan losses for the year ended December 31, 2020 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2020
Allowance for loan losses:
Beginning balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680
Charge-offs	(5)	(65)	-	(7)	-	(903)	-	(434)	-	(1,414)
Recoveries	36	70	-	70	-	34	-	173	-	383
Provision	471	564	(21)	844	2	1,526	-	251	622	4,259
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Allowance for loan losses December 31, 2020
Ending balance: individually evaluated for impairment	$1	4	844	8	-	-	-	-	-	857
Ending balance: collectively evaluated for impairment	1,195	1,839	208	2,204	122	1,345	-	128	2,010	9,051
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Loans at December 31, 2020
Ending balance	$94,124	272,325	26,883	332,971	48,880	161,740	855	10,861	-	948,639

Ending balance: individually evaluated for impairment	$7	1,558	11,353	2,118	-	212	-	-	-	15,248
Ending balance: collectively evaluated for impairment	$94,117	270,767	15,530	330,853	48,880	161,528	855	10,861	-	933,391

Impaired loans collectively evaluated for impairment totaled $4.9 million, $5.3 million and $5.8 million at December 31, 2022, 2021 and 2020, respectively and are included in the tables above.  Allowance on impaired loans collectively evaluated for impairment totaled $44,000, $42,000 and 61,000 at December 31, 2022, 2021 and 2020, respectively.

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  These risk grades are evaluated on an ongoing basis.  A description of the general characteristics of the eight risk grades is as follows:

•

Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

•

Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Bank’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.

•

Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Bank’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).

•

Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

•

Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date.

•

Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•

Risk Grade 7 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

•

Risk Grade 8 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2022 and 2021.

December 31, 2022
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	2,782	-	-	-	1,365	-	527	-	4,674
2- High Quality	14,912	138,124	-	33,353	17	13,302	-	2,384	1,366	203,458
3- Good Quality	94,113	166,329	7,442	340,926	63,270	64,422	938	3,663	12,851	753,954
4- Management Attention	5,257	10,615	8,968	27,957	2,061	1,507	-	244	128	56,737
5- Watch	54	922	1,136	3,963	123	711	-	1	145	7,055
6- Substandard	110	3,490	2,473	551	91	-	-	15	-	6,730
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$114,446	322,262	20,019	406,750	65,562	81,307	938	6,834	14,490	1,032,608

December 31, 2021
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	5,923	-	-	-	371	-	581	-	6,875
2- High Quality	11,752	109,337	-	28,546	19	16,177	-	2,039	1,309	169,179
3- Good Quality	80,325	129,856	8,712	272,786	54,945	68,183	792	3,510	3,931	623,040
4- Management Attention	3,534	14,964	10,478	30,937	2,754	5,214	4	284	-	68,169
5- Watch	76	2,464	1,703	4,938	543	1,177	-	1	-	10,902
6- Substandard	73	3,567	2,254	634	105	50	-	21	-	6,704
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$95,760	266,111	23,147	337,841	58,366	91,172	796	6,436	5,240	884,869

Past due TDR loans and non-accrual TDR loans totaled $3.7 million and $2.2 million at December 31, 2022 and December 31, 2021, respectively.  The terms of these loans have been renegotiated to provide a concession to original terms, including a reduction in principal or interest as a result of the deteriorating financial position of the borrower.  There were no performing loans classified as TDR loans at December 31, 2022 and December 31, 2021.

There were no new TDR modifications during the years ended December 31, 2022 and 2021.

There were no TDR loans with a payment default occurring within 12 months of the restructure date, and the payment default occurring during the years ended December 31, 2022 and 2021.  TDR loans are deemed to be in default if they become past due by 90 days or more.